Performance Management	Jan. 28, 2026
Poplar Forest Partners Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Partners Fund. The bar chart shows the Fund’s Institutional Class shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://poplarforestfunds.com/poplar-forest-partners-fund/ within the Fund documents or by calling the Fund toll-free at 1-877-522-8860.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Partners Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the highest return for a calendar quarter was 23.33% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -34.55% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	23.33%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(34.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Partners Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Partners Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.
Performance Availability Website Address [Text]	https://poplarforestfunds.com/poplar-forest-partners-fund/
Performance Availability Phone [Text]	1-877-522-8860
Poplar Forest Cornerstone Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Cornerstone Fund. The bar chart shows the Fund’s Investor Class shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years, and since inception periods compare with broad measures of market performance and additional benchmarks that are more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://poplarforestfunds.com/poplar-forest-cornerstone-fund/ within the Fund documents or by calling the Fund toll-free at 1-877-522-8860.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Cornerstone Fund. The bar chart shows the Fund’s Investor Class shares’ annual return from year to year.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years, and since inception periods compare with broad measures of market performance and additional benchmarks that are more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 - Investor Class
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the highest return for a calendar quarter was 17.94% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -24.59% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	17.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(24.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Cornerstone Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
Prior to January 28, 2021, the Investor Class was known as the Institutional Class.
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Cornerstone Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://poplarforestfunds.com/poplar-forest-cornerstone-fund/
Performance Availability Phone [Text]	1-877-522-8860